Investment Strategy - Cambria Global EW 3 ETF	Jul. 01, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing directly or through other ETFs (each, an “Underlying ETF”) in publicly-traded stocks of companies located around the world. The Fund will predominantly invest in securities of large capitalization companies (i.e., generally those that have a market capitalization of $8 billion or greater), but may also include securities of mid- or small-capitalization companies. The Fund invests without limit in foreign securities and any country, including countries with developing or emerging markets.
For the Fund’s investments in individual equity securities, the Fund’s investment sub-adviser, Cambria Investment Management, L.P. (the “Sub-Adviser”), selects from publicly-traded companies from around the world, considering market capitalization, liquidity, and other tradability factors (e.g., impediments to accessing the markets on which a security trades). The Fund is expected to allocate a majority of the weight from individual equity securities to companies whose market capitalization is generally among the 500 largest publicly-traded companies from around the world. The Sub-Adviser generally expects to invest a larger portion of the Fund’s assets in countries with a larger share of the global market capitalization of large capitalization companies.
The Fund may invest in common stocks, preferred stocks, depositary receipts (which may be sponsored or unsponsored), real estate investment trusts (“REITs”), and other ETFs. A sponsored depositary receipt is issued by a depositary that has an exclusive relationship with the issuer of the underlying security. An unsponsored depositary receipt may be issued by any number of depositaries without the participation of the underlying issuer. For Chinese companies, the Fund may invest in China H-Shares listed on the Hong Kong Stock Exchange, and the Fund does not anticipate investing in China A-Shares, which are securities issued by companies incorporated in mainland China and traded on a Chinese exchange. The Sub-Adviser may also invest in an equivalent security, such as a global depositary receipt, if available.
Additionally, the Sub-Adviser may use Underlying ETFs as an efficient way to gain exposure to certain countries or regions and where the underlying holdings of such Underlying ETFs have comparable characteristics, such as market capitalization, of the Sub-Adviser’s desired exposure. Under normal market conditions, the Fund will invest in at least three (though typically significantly more) different countries, including the United States. The Fund’s investments in Underlying ETFs may be selected for their ability to represent a country or region, a particular sector (e.g., information technology companies), or based on factors such as their strategy (e.g., growth or value) or other factors that help the Fund achieve broad global equity exposure.
The Fund’s portfolio is rebalanced at least annually but may be rebalanced more frequently in the Sub-Adviser’s sole discretion.